Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure - Retirement Benefit Arrangements [Abstract]
Funded status
At December 31, 2017 and 2016, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2017	2016
Funded status
Unfunded pension obligation at beginning of year	$57,941	$50,405
Change in pension obligation
Service cost	7,510	6,906
Interest cost	1,295	1,501
Plan participants’ contributions	2,905	2,704
Actuarial loss	1,483	8,467
Plan amendments	—	85
Benefits paid	(2,097)	1,756
Foreign currency adjustments	7,489	(5,965)
Change in pension obligation	18,585	15,454
Change in fair value of plan assets
Actual return on plan assets	1,131	2,011
Employer contributions	5,361	5,319
Plan participants’ contributions	2,905	2,704
Benefits paid	(2,097)	1,756
Foreign currency adjustments	4,884	(3,872)
Change in fair value of plan assets	12,184	7,918
Funded status
Unfunded pension obligation at end of year	$64,342	$57,941
Additional information:
Projected benefit obligation at end of year	$185,154	$166,569
Accumulated pension obligation at end of year	172,806	156,803
Fair value of plan assets at end of year	120,812	108,628

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.75%	0.75%	0.75%	1.00%	1.00%	1.25%
Expected return on plan assets	—	0.75%	—	1.00%	—	1.25%
Rate of compensation increase	2.25%	2.00%	2.00%	2.25%	2.25%	2.25%

Expected future benefit payments
At December 31, 2017, estimated employer contributions to be paid in 2018 related to the Zurich Plan were $5 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2018	$4,751
2019	4,657
2020	4,666
2021	5,754
2022	5,721
2023 to 2027	36,040